Unaudited Interim Condensed Consolidated Statements of Cash Flows for the Three and Nine Months Ended September 30, 2020 and 2021 - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities:
Net loss	$ (57,480)	$ (45,445)
Adjustments to reconcile net loss to cash used in operating activities:
Share-based compensation	5,290	6,082
Depreciation expenses	54	54
Non-cash operating lease expense	366	457
Loss on derecognition of right-of-use assets	22	0
Paycheck Protection Program Loan Forgiveness	(635)	0
Unrealized gain on short-term investments	(105)	0
Changes in assets and liabilities:
Short-term investments	(12,416)	0
Advances to suppliers	1,743	191
Prepaid expenses and other current assets	(948)	(75)
Other noncurrent assets	(88)	(234)
Accounts payable	(88)	(346)
Accrued expenses	1,618	2,519
Operating lease liabilities	(511)	(488)
Other current liabilities	1,792	502
Deferred revenue	30,026	0
Other noncurrent liabilities	1,036	0
Net cash used in operating activities	(30,324)	(36,783)
Cash flows from investing activities:
Acquisitions of property and equipment	(39)	(34)
Purchase of short-term investments	(15,645)	0
Net cash used in investing activities	(15,684)	(34)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of underwriting discounts and commissions	0	31,933
Proceeds from exercise of share options	83	0
Payments of offering costs	(44)	(594)
Payments of issuance costs of contingently redeemable noncontrolling interests	(38)	0
Proceeds from loans	0	635
Proceeds from related party borrowings	0	32
Repayment of related party borrowings	0	(61)
Net cash provided by financing activities	1	31,945
Effect of foreign exchange rate changes, net	(96)	(187)
Net decrease in cash and cash equivalents	(46,103)	(5,059)
Cash and cash equivalents at beginning of period	109,537	35,933
Cash and cash equivalents at end of period	63,434	30,874
Supplemental disclosures of cash flow information
Interest paid	71	60
Interest received	82	156
Non-cash activities:
Operating right-of-use assets obtained in exchange for operating lease liabilities	$ 378	$ 259